Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 168.2	$ 181.7
Work-in-process	67.4	66.9
Finished goods	225.8	214.0
Reserves	(28.7)	(27.7)
Inventories, net	$ 432.7	$ 434.9